Marketable Securities (Details) - Schedule of investment income - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Schedule Of Investment Income Abstract
Interest income	$ 222	$ 850
Dividend income	168,369	98,915
Gain on sale of marketable securities	131,786	73,783
Total	$ 300,377	$ 173,548